Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	BlackRock Funds III
Central Index Key	0000893818
Amendment Flag	false
Document Creation Date	Dec. 28, 2012
Document Effective Date	Dec. 28, 2012
Prospectus Date	Apr. 30, 2012